CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Previously Reported	Revision of Prior Period, Adjustment	Common Stock Outstanding	Common Stock Outstanding Previously Reported	Common Stock Outstanding Revision of Prior Period, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Revision of Prior Period, Adjustment	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income Revision of Prior Period, Adjustment
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2020	112,558,444	25,729,542	86,828,902
Beginning balance, temporary equity at Dec. 31, 2020	$ 394,408	$ 394,408	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series F Preferred Stock, net of issuance cost (in shares)	15,898,496
Issuance of Series F Preferred Stock, net of issuance cost of $0	$ 83,073
Exercise of warrants (in shares)	691,453
Exercise of warrants	$ 3,150
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	129,148,393	29,521,810	99,626,583
Ending balance, temporary equity at Dec. 31, 2021	$ 480,631	$ 480,631	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2020				7,246,285	1,656,415	5,589,870
Balance at the beginning at Dec. 31, 2020	(311,216)	(311,216)	0	$ 1	$ 0	$ 1	$ 18,817	$ 18,818	$ (1)	$ (333,200)	$ (333,200)	$ 0	$ 3,166	$ 3,166	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,531						2,531
Repurchase of equity instruments	(396)						(396)
Net loss	(46,689)									(46,689)
Issuance of common stock upon exercise of options (in shares)				1,970,875
Issuance of common stock upon exercise of options	758						758
Foreign currency translation	$ 95												95
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	9,217,160			9,217,160	2,106,934	7,110,226
Balance at the end at Dec. 31, 2021	$ (354,917)	$ (354,917)	$ 0	$ 1	$ 0	$ 1	21,710	21,711	(1)	(379,889)	(379,889)	0	3,261	3,261	0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Mar. 31, 2022	129,148,393
Ending balance, temporary equity at Mar. 31, 2022	$ 480,631
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	738						738
Net loss	(16,778)									(16,778)
Issuance of common stock upon exercise of options (in shares)				5,031
Issuance of common stock upon exercise of options	7						7
Foreign currency translation	(28)												(28)
Ending balance, Common stock, shares outstanding (in shares) at Mar. 31, 2022				9,222,191
Balance at the end at Mar. 31, 2022	$ (370,978)			$ 1			22,455			(396,667)			3,233
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	129,148,393	29,521,810	99,626,583
Beginning balance, temporary equity at Dec. 31, 2021	$ 480,631	$ 480,631	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Jun. 30, 2022	129,148,393
Ending balance, temporary equity at Jun. 30, 2022	$ 480,631
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	9,217,160			9,217,160	2,106,934	7,110,226
Balance at the beginning at Dec. 31, 2021	$ (354,917)	$ (354,917)	$ 0	$ 1	$ 0	$ 1	21,710	21,711	(1)	(379,889)	(379,889)	0	3,261	3,261	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(32,707)
Ending balance, Common stock, shares outstanding (in shares) at Jun. 30, 2022				9,222,462
Balance at the end at Jun. 30, 2022	$ (386,586)			$ 1			23,131			(412,596)			2,878
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	129,148,393	29,521,810	99,626,583
Beginning balance, temporary equity at Dec. 31, 2021	$ 480,631	$ 480,631	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Sep. 30, 2022	129,148,393
Ending balance, temporary equity at Sep. 30, 2022	$ 480,631
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	9,217,160			9,217,160	2,106,934	7,110,226
Balance at the beginning at Dec. 31, 2021	$ (354,917)	$ (354,917)	$ 0	$ 1	$ 0	$ 1	21,710	21,711	(1)	(379,889)	(379,889)	0	3,261	3,261	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(54,974)
Ending balance, Common stock, shares outstanding (in shares) at Sep. 30, 2022				9,232,086
Balance at the end at Sep. 30, 2022	$ (407,640)			$ 1			23,800			(434,863)			3,422
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	129,148,393	29,521,810	99,626,583
Beginning balance, temporary equity at Dec. 31, 2021	$ 480,631	$ 480,631	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2022	129,148,393	29,521,810	99,626,583
Ending balance, temporary equity at Dec. 31, 2022	$ 480,631	$ 480,631	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	9,217,160			9,217,160	2,106,934	7,110,226
Balance at the beginning at Dec. 31, 2021	$ (354,917)	(354,917)	0	$ 1	$ 0	$ 1	21,710	21,711	(1)	(379,889)	(379,889)	0	3,261	3,261	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,527						2,527
Repurchase of equity instruments	(649)						(649)
Net loss	$ (76,356)									(76,356)
Issuance of common stock upon exercise of options (in shares)	1,968,000			1,204,891
Issuance of common stock upon exercise of options	$ 1,194						1,194
Transfer from foreign currency translation to equity security investment	928												928
Foreign currency translation	$ (1,449)												(1,449)
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2022	10,422,051			10,422,051	2,382,358	8,039,693
Balance at the end at Dec. 31, 2022	$ (428,722)	$ (428,722)	$ 0	$ 1	$ 0	$ 1	24,782	24,783	(1)	(456,245)	(456,245)	0	2,740	2,740	0
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Mar. 31, 2022	129,148,393
Beginning balance, temporary equity at Mar. 31, 2022	$ 480,631
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Jun. 30, 2022	129,148,393
Ending balance, temporary equity at Jun. 30, 2022	$ 480,631
Beginning balance, Common stock, shares outstanding (in shares) at Mar. 31, 2022				9,222,191
Balance at the beginning at Mar. 31, 2022	(370,978)			$ 1			22,455			(396,667)			3,233
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	676						676
Net loss	(15,929)									(15,929)
Issuance of common stock upon exercise of options (in shares)				271
Issuance of common stock upon exercise of options	0						0
Foreign currency translation	(355)												(355)
Ending balance, Common stock, shares outstanding (in shares) at Jun. 30, 2022				9,222,462
Balance at the end at Jun. 30, 2022	$ (386,586)			$ 1			23,131			(412,596)			2,878
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Sep. 30, 2022	129,148,393
Ending balance, temporary equity at Sep. 30, 2022	$ 480,631
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	653						653
Net loss	(22,267)									(22,267)
Issuance of common stock upon exercise of options (in shares)				9,624
Issuance of common stock upon exercise of options	16						16
Transfer from foreign currency translation to investment	928
Foreign currency translation	(384)												(384)
Ending balance, Common stock, shares outstanding (in shares) at Sep. 30, 2022				9,232,086
Balance at the end at Sep. 30, 2022	$ (407,640)			$ 1			23,800			(434,863)			3,422
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2022	129,148,393	29,521,810	99,626,583
Beginning balance, temporary equity at Dec. 31, 2022	$ 480,631	$ 480,631	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of warrants (in shares)	594,309
Exercise of warrants	$ 5,890
In-kind payment of preferred dividend	$ 241,529
Conversion of preferred stock into common stock (in shares)	(129,742,702)
Conversion of preferred stock into common stock	$ (728,050)
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Mar. 31, 2023	0
Ending balance, temporary equity at Mar. 31, 2023	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2022	10,422,051			10,422,051	2,382,358	8,039,693
Balance at the beginning at Dec. 31, 2022	$ (428,722)	(428,722)	$ 0	$ 1	$ 0	$ 1	24,782	24,783	(1)	(456,245)	(456,245)	0	2,740	2,740	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	3,505						3,505
RSA vesting (in shares)				2,535,825
Repurchase of equity instruments (in shares)				(771,141)
In-kind payment of preferred dividend	(241,529)									(241,529)
Conversion of preferred stock into common stock (in shares)				153,895,644
Conversion of preferred stock into common stock	728,050			$ 15			728,035
Recapitalization, net of transaction expenses (Note 3) (in shares)				28,898,374
Recapitalization, net of transaction expenses (Note 3)	236,973			$ 3			236,970
Forward Purchase Agreement prepayment	(60,547)	0					(60,547)
Reclassification of warrants to equity	1,800						1,800
Repurchase of equity instruments	(7,650)						(7,650)
Net loss	$ (63,312)									(63,312)
Issuance of common stock upon exercise of options (in shares)	472,000			470,843
Issuance of common stock upon exercise of options	$ 746						746
Foreign currency translation	$ (49)												(49)
Ending balance, Common stock, shares outstanding (in shares) at Mar. 31, 2023	195,451,596			195,451,596
Balance at the end at Mar. 31, 2023	$ 169,265	$ 229,812		$ 19			927,641			(761,086)			2,691
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2022	129,148,393	29,521,810	99,626,583
Beginning balance, temporary equity at Dec. 31, 2022	$ 480,631	$ 480,631	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Jun. 30, 2023	0
Ending balance, temporary equity at Jun. 30, 2023	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2022	10,422,051			10,422,051	2,382,358	8,039,693
Balance at the beginning at Dec. 31, 2022	$ (428,722)	(428,722)	$ 0	$ 1	$ 0	$ 1	24,782	24,783	(1)	(456,245)	(456,245)	0	2,740	2,740	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (90,098)
Issuance of common stock upon exercise of options (in shares)	699,000
Ending balance, Common stock, shares outstanding (in shares) at Jun. 30, 2023	195,674,502			195,674,502
Balance at the end at Jun. 30, 2023	$ 151,091	$ 211,638		$ 19			936,157			(787,872)			2,787
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2022	129,148,393	29,521,810	99,626,583
Beginning balance, temporary equity at Dec. 31, 2022	$ 480,631	$ 480,631	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Sep. 30, 2023	0
Ending balance, temporary equity at Sep. 30, 2023	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2022	10,422,051			10,422,051	2,382,358	8,039,693
Balance at the beginning at Dec. 31, 2022	$ (428,722)	(428,722)	$ 0	$ 1	$ 0	$ 1	24,782	$ 24,783	$ (1)	(456,245)	$ (456,245)	$ 0	2,740	$ 2,740	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (115,424)
Issuance of common stock upon exercise of options (in shares)	1,075,000
Ending balance, Common stock, shares outstanding (in shares) at Sep. 30, 2023	196,055,228			196,055,228
Balance at the end at Sep. 30, 2023	$ 128,475			$ 19			939,868			(813,198)			1,786
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Mar. 31, 2023	0
Beginning balance, temporary equity at Mar. 31, 2023	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Jun. 30, 2023	0
Ending balance, temporary equity at Jun. 30, 2023	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Mar. 31, 2023	195,451,596			195,451,596
Balance at the beginning at Mar. 31, 2023	$ 169,265	229,812		$ 19			927,641			(761,086)			2,691
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	5,122						5,122
Forward Purchase Agreement prepayment	(60,547)	0
Reclassification of warrants to equity	3,063						3,063
Net loss	(26,786)									(26,786)
Issuance of common stock upon exercise of options (in shares)				222,906
Issuance of common stock upon exercise of options	331						331
Foreign currency translation	$ 96												96
Ending balance, Common stock, shares outstanding (in shares) at Jun. 30, 2023	195,674,502			195,674,502
Balance at the end at Jun. 30, 2023	$ 151,091	$ 211,638		$ 19			936,157			(787,872)			2,787
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Sep. 30, 2023	0
Ending balance, temporary equity at Sep. 30, 2023	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	3,151						3,151
Net loss	(25,326)									(25,326)
Issuance of common stock upon exercise of options (in shares)				380,726
Issuance of common stock upon exercise of options	560						560
Foreign currency translation	$ (1,001)												(1,001)
Ending balance, Common stock, shares outstanding (in shares) at Sep. 30, 2023	196,055,228			196,055,228
Balance at the end at Sep. 30, 2023	$ 128,475			$ 19			$ 939,868			$ (813,198)			$ 1,786